Offerings	Apr. 13, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary share, par value US$ 0.00000005 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred share, par value US$ 0.00000005 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 8,530,900.63
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,178.12
Offering Note	American depositary shares ("ADSs") issuable upon deposit of Class A ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (Registration No. 333-283941). Each American depositary share represents fifteen Class A ordinary shares. There is being registered hereunder an indeterminate number of shares of (a) Class A Ordinary Shares, (b) preferred shares, (c) warrants, (d) debt securities, (e) subscription rights units, consisting of some or all of these securities in any combination, as shall have an aggregate initial offering price not to exceed US$270,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of ordinary shares that may be issued from time to time to prevent dilution as a result of a distribution, split, combination or similar transaction. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form F-3 under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary share, par value US$ 0.00000005 per share
Maximum Aggregate Offering Price	$ 261,469,099.37
Amount of Registration Fee	$ 36,108.88
Offering Note	This registration statement includes $261,469,099.37 of unsold securities, or the Unsold Securities, of the registrant that had been previously registered with respect to its Sales Agreement on the prospectus supplement dated October 24, 2025, or the Prior Prospectus Supplement, to the registration statement on Form F-3 (File No. 333-285125) initially filed and automatically effective on February 21, 2025. In connection with the registration of the Unsold Securities, the registrant paid a registration fee of $37,287.00 (calculated at the filing fee rate in effect at the time of the filing of the Prior Prospectus Supplement). The registration fee paid with respect to the Unsold Securities will continue to be applied to the Unsold Securities. No additional filing fee is due with respect to the Unsold Securities included in this registration statement.